Partnership Credit Facilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Credit Available		$ 15,930,882	$ 16,626,000
Borrowing Outstanding		11,605,882	12,491,000
Borrowings Of Consolidated Blackstone Funds
Line of Credit Facility [Line Items]
Credit Available		858,133	1,450,000
Borrowing Outstanding		858,133	1,450,000
Credit Facility
Line of Credit Facility [Line Items]
Credit Available	[1]	4,325,000	4,135,000
Borrowing Outstanding	[1]	$ 0	$ 0
Effective Interest Rate	[1]	0.00%	0.00%
Partnership's Credit Facilities | Senior Secured Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 15,032,800	$ 15,176,000
Borrowing Outstanding	[2]	10,707,800	11,041,000
Blackstone Fund Facilities | Borrowings Of Consolidated Blackstone Funds
Line of Credit Facility [Line Items]
Credit Available	[3]	0	1,450,000
Borrowing Outstanding	[3]	$ 0	$ 1,450,000
Effective Interest Rate	[3]	0.00%	0.00%
4.750% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 0	$ 400,000
Borrowing Outstanding	[2]	$ 0	$ 400,000
Effective Interest Rate	[2]	0.00%	5.07%
2.000% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 331,170	$ 321,150
Borrowing Outstanding	[2]	$ 331,170	$ 321,150
Effective Interest Rate	[2]	2.16%	2.19%
1.000% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 662,340	$ 642,300
Borrowing Outstanding	[2]	$ 662,340	$ 642,300
Effective Interest Rate	[2]	1.16%	1.16%
3.150% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 300,000	$ 300,000
Borrowing Outstanding	[2]	$ 300,000	$ 300,000
Effective Interest Rate	[2]	3.30%	3.29%
5.900% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 600,000	$ 600,000
Borrowing Outstanding	[2]	$ 600,000	$ 600,000
Effective Interest Rate	[2]	6.13%	6.19%
1.625% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 650,000	$ 650,000
Borrowing Outstanding	[2]	$ 650,000	$ 650,000
Effective Interest Rate	[2]	1.79%	1.83%
1.500% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 662,340	$ 642,300
Borrowing Outstanding	[2]	$ 662,340	$ 642,300
Effective Interest Rate	[2]	1.60%	1.61%
2.500% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 500,000	$ 500,000
Borrowing Outstanding	[2]	$ 500,000	$ 500,000
Effective Interest Rate	[2]	2.73%	2.73%
1.600% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 500,000	$ 500,000
Borrowing Outstanding	[2]	$ 500,000	$ 500,000
Effective Interest Rate	[2]	1.71%	1.70%
2.000% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 800,000	$ 800,000
Borrowing Outstanding	[2]	$ 800,000	$ 800,000
Effective Interest Rate	[2]	2.18%	2.18%
2.550% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 500,000	$ 500,000
Borrowing Outstanding	[2]	$ 500,000	$ 500,000
Effective Interest Rate	[2]	2.67%	2.66%
6.200% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 900,000	$ 900,000
Borrowing Outstanding	[2]	$ 900,000	$ 900,000
Effective Interest Rate	[2]	6.33%	6.40%
3.500% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 551,950	$ 535,250
Borrowing Outstanding	[2]	$ 551,950	$ 535,250
Effective Interest Rate	[2]	3.90%	3.79%
6.250% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 250,000	$ 250,000
Borrowing Outstanding	[2]	$ 250,000	$ 250,000
Effective Interest Rate	[2]	6.65%	6.65%
5.000% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 500,000	$ 500,000
Borrowing Outstanding	[2]	$ 500,000	$ 500,000
Effective Interest Rate	[2]	5.16%	5.16%
4.450% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 350,000	$ 350,000
Borrowing Outstanding	[2]	$ 350,000	$ 350,000
Effective Interest Rate	[2]	4.56%	4.56%
4.000% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 300,000	$ 300,000
Borrowing Outstanding	[2]	$ 300,000	$ 300,000
Effective Interest Rate	[2]	4.20%	4.20%
3.500% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 400,000	$ 400,000
Borrowing Outstanding	[2]	$ 400,000	$ 400,000
Effective Interest Rate	[2]	3.61%	3.61%
2.800% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 400,000	$ 400,000
Borrowing Outstanding	[2]	$ 400,000	$ 400,000
Effective Interest Rate	[2]	2.88%	2.88%
2.850% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 550,000	$ 550,000
Borrowing Outstanding	[2]	$ 550,000	$ 550,000
Effective Interest Rate	[2]	2.91%	2.92%
3.200% Notes
Line of Credit Facility [Line Items]
Credit Available	[2]	$ 1,000,000	$ 1,000,000
Borrowing Outstanding	[2]	$ 1,000,000	$ 1,000,000
Effective Interest Rate	[2]	3.27%	3.26%
Secured Borrowings One | Other
Line of Credit Facility [Line Items]
Credit Available	[4]	$ 19,949	$ 0
Borrowing Outstanding	[4]	$ 19,949	$ 0
Effective Interest Rate	[4]	7.69%	0.00%
Secured Borrowings Two | Other
Line of Credit Facility [Line Items]
Credit Available	[4]	$ 20,000	$ 0
Borrowing Outstanding	[4]	$ 20,000	$ 0
Effective Interest Rate	[4]	3.72%	0.00%
Blackstone Operating Borrowings [Member] | Other
Line of Credit Facility [Line Items]
Credit Available	[4]	$ 15,072,749	$ 15,176,000
Borrowing Outstanding	[4]	10,747,749	11,041,000
CLO Notes Payable [Member] | Borrowings Of Consolidated Blackstone Funds
Line of Credit Facility [Line Items]
Credit Available	[5]	858,133	0
Borrowing Outstanding	[5]	$ 858,133	$ 0
Effective Interest Rate	[5]	7.57%	0.00%

[1]	Represents the Credit Facility of Blackstone, through the Issuer. Interest on the borrowings is based on an adjusted Secured Overnight Finance Rate (“SOFR”) or alternate base rate, in each case plus a margin, and undrawn commitments bear a commitment fee of 0.06%. The margin above adjusted SOFR used to calculate interest on borrowings was 0.75% plus an additional credit spread adjustment of 0.10% to account for the difference between London Interbank Offered Rate (“LIBOR”) and SOFR. The margin is subject to change based on Blackstone’s credit rating. Borrowings may also be made in U.K. sterling, euros, Swiss francs, Japanese yen or Canadian dollars, in each case subject to certain sub-limits. The Credit Facility contains customary representations, covenants and events of default. Financial covenants consist of a maximum net leverage ratio and a requirement to keep a minimum amount of fee-earning assets under management, each tested quarterly. As of December 31, 2023 and 2022, Blackstone had outstanding but undrawn letters of credit against the Credit Facility of $40.3 million and $11.2 million, respectively. The amount Blackstone can draw from the Credit Facility is reduced by the undrawn letters of credit, however the Credit Available presented herein is not reduced by the undrawn letters of credit.
[2]	The Issuer has issued long-term borrowings in the form of senior notes (the “Notes”). The Notes are unsecured and unsubordinated obligations of the Issuer. The Notes are fully and unconditionally guaranteed, jointly and severally, by Blackstone, the Guarantors and the Issuer. The guarantees are unsecured and unsubordinated obligations of the Guarantors. Transaction costs related to the issuance of the Notes have been deducted from the Note liability and are being amortized over the life of the Notes. The indentures include covenants, including limitations on the Issuer’s and the Guarantors’ ability to, subject to exceptions, incur indebtedness secured by liens on voting stock or profit participating equity interests of their subsidiaries or merge, consolidate or sell, transfer or lease assets. The indentures also provide for events of default and further provide that the trustee or the holders of not less than 25% in aggregate principal amount of the outstanding Notes may declare the Notes immediately due and payable upon the occurrence and during the continuance of any event of default after expiration of any applicable grace period. In the case of specified events of bankruptcy, insolvency, receivership or reorganization, the principal amount of the Notes and any accrued and unpaid interest on the Notes automatically become due and payable. All or a portion of the Notes may be redeemed at the Issuer’s option in whole or in part, at any time and from time to time, prior to their stated maturity, at the make-whole redemption price set forth in the Notes. If a change of control repurchase event occurs, the holders of the Notes may require the Issuer to repurchase the Notes at a repurchase price in cash equal to 101% of the aggregate principal amount of the Notes repurchased plus any accrued and unpaid interest on the Notes repurchased to, but not including, the date of repurchase.
[3]	Represents borrowing facilities for the various consolidated Blackstone Funds used to meet liquidity and investing needs. Certain borrowings under these facilities were used for bridge financing and general liquidity purposes. Other borrowings were used to finance the purchase of investments with the borrowing remaining in place until the disposition or refinancing event. Such borrowings have varying maturities and may be rolled over until the disposition or refinancing event. Because the timing of such events is unknown and may occur in the near term, these borrowings are considered short-term in nature. Borrowings bear interest at spreads to market rates or at stated fixed rates that can vary over the borrowing term. Interest may be subject to the performance of the asset and therefore, the stated interest rate and effective interest rate may differ. Borrowings were secured according to the terms of each facility and are generally secured by the investment purchased with the proceeds of the borrowing and/or the uncalled capital commitment of each respective fund. Certain facilities have commitment fees. When a fund borrows, the proceeds are available only for use by that fund and are not available for the benefit of other funds. Collateral within each fund is also available only against the borrowings by that fund and not against the borrowings of other funds. These funds have been deconsolidated as of December 31, 2023.
[4]	Principal on the Secured Borrowings will be paid over the term with repayment amounts dependent on the performance of the underlying assets securing each borrowing. Repayment amounts from the underlying assets are restricted to solely satisfy the Secured Borrowings obligations. As of December 31, 2023, the fair value of the assets securing both Secured Borrowings equaled $49.0 million.
[5]	CLO Notes Payable have maturity dates ranging from June 2025 to January 2037. A portion of the borrowing outstanding is comprised of subordinated notes which do not have contractual interest rates but instead pay distributions from the excess cash flows of the CLO vehicles.